Trade Accounts Receivable and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Trade Accounts Receivable and Other Current Assets
Schedule of Other Current Assets

(U.S. Dollars in thousands)	At June 30, 2021	At December 31, 2020
Insurance claims for recoveries	7,477	—
Refund of value added tax	1,762	1,429
Prepaid expenses	1,392	1,050
Other receivables	3,750	3,032
Total other current assets	$14,381	$5,511